Details of Redeemed Preferred Securities (Detail) (Subsequent Event, Mizuho Capital Investment, Limited) In Millions, unless otherwise specified	0 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 JPY (¥)
Subsequent Event [Line Items]
Aggregate redemption amount	$ 850	¥ 139,500
Reason for the redemption	Arrival of optional redemption date	Arrival of optional redemption date